Long-term debt - Summary of Future Minimum Lease Payments for Finance Leases (Detail) $ in Thousands	Mar. 28, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 76
2022	71
2023	55
2024	20
2025	4
Total minimum lease payments	226
Less imputed interest	39
Total	$ 187